Financial instruments and fair value disclosures - Analysis of financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Transfer from level 1 to level 2 (assets)	$ 0.0
Transfer from level 2 to level 1 (assets)	0.0
Transfer from level 1 to level 2 (liabilities)	0.0
Transfer from level 2 to level 1 (liabilities)	0.0
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	8.9	$ 14.7
Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	8.9	14.7
Short-term and Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	13.3	23.7
Short-term and Derivative financial instruments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	0.8	5.8
Short-term and Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	12.5	17.9
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	0.8	5.8
Short-term investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	0.8	5.8
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	12.5	17.9
Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	$ 12.5	$ 17.9